DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2019
Student financing business
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Summarizes the carrying amounts of the major classes of assets and liabilities, operating results and condensed cash flow related to the discontinued operations recorded

The operating results from discontinued operations included in the Company’s consolidated statement of operations for the year ended December 31, 2017 were as follows.

Year ended December 31,
2017
Major classes of line items constituting pretax profit of discontinued operations:
Financing income	$2,843
Cost of financing income	1,001
Selling, research and development, and general and administrative expenses	375
Income from the operations of the discontinued operations, before income tax	$1,467
Income tax expenses	—
Income the operations of the discontinued operations, net of tax	$1,467

The condensed cash flow related to the discontinued operations for the year ended December 31, 2017 were as follows.

Year ended December 31, 2017
Net cash used in operating activities	$(624)
Net cash provided by investing activities	$10,357
Net cash used in financing activities	$(9,733)

Ji'nan Dealership
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Summarizes the carrying amounts of the major classes of assets and liabilities, operating results and condensed cash flow related to the discontinued operations recorded

The following table summarizes the carrying amounts of the major classes of assets and liabilities recorded as discontinued operations in the consolidated balance sheet as of December 31, 2017. There was no discontinued operations on the balance sheet as of December 31, 2018 as the Ji’nan Dealership had been disposed of in December 2018.

As of
December 31,
2017
Cash	$133
Accounts and notes receivable, net	50
Inventory	16,311
Prepaid expenses and other current assets	7,931
Current assets classified as discontinued operations	$24,425
Property and equipment, net	—
Goodwill	27,422
Non-current assets classified as discontinued operations	27,422
Accounts payable	$3,006
Advance from customer	400
Accrued expenses and other current liabilities	358
Contingent Consideration Liability-current	1,756
Current liabilities classified as discontinued operations	$5,520
Contingent Consideration Liability-non-current	$18,582
Non-current liabilities classified as discontinued operations	$18,582

The operating results from discontinued operations included in the Company’s consolidated statement of operations were as follows for the years ended December 31, 2017 and 2018.

	Years ended December 31,
	2017	2018
Major classes of line items constituting pretax profit of discontinued operations: Revenues	$33,264	$47,672
Cost of revenues	31,335	50,531
Selling, research and development, and general and administrative expenses	430	16,777
Fair value change of contingent consideration	(1,121)	19,042
Income (loss) from the operations of the discontinued operations, before income tax	378	(594)
Income (loss) from the operations of the discontinued operations, net of tax	$378	$(594)

The condensed cash flow related to the discontinued operations were as follows for the years ended December 31,  2017 and 2018:

	Years ended December 31,
	2017	2018
Net cash (used in) provided by operating activities	$(18,289)	$516
Net cash used in investing activities	—	(1)
Net cash provided by financing activities	—	—